Intangible assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 982,359	R$ 943,125
Ipiranga [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 276,724	276,724
Uniao Terminais [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 211,089	211,089
Texaco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 177,759	177,759
Stella [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 103,051	103,051
Iconic (CBLSA)[member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 69,807	69,807
WTZ (27.b) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 52,038	0
Temmar [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 43,781	43,781
DNP [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 24,736	24,736
Repsol [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 13,403	13,403
Neogás [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 7,761	7,761
Serra Diesel
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultrapar
Goodwill	R$ 1,413	14,217
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 797	R$ 797